Quarterly Holdings Report
for

Fidelity Advisor® Diversified Stock Fund

June 30, 2020

DESIO-QTLY-0820
1.804792.116

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 10.7%
Entertainment - 3.0%
Activision Blizzard, Inc.	281,903	$21,396,438
Electronic Arts, Inc. (a)	136,755	18,058,498
Netflix, Inc. (a)	49,283	22,425,736
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	2,673,426	4,010,139
		65,890,811
Interactive Media & Services - 6.3%
Alphabet, Inc. Class C (a)	53,700	75,910,857
Facebook, Inc. Class A (a)	278,900	63,329,823
		139,240,680
Wireless Telecommunication Services - 1.4%
T-Mobile U.S., Inc. (a)	312,729	32,570,725
T-Mobile U.S., Inc. rights 7/28/20 (a)	223,429	37,536
		32,608,261

TOTAL COMMUNICATION SERVICES		237,739,752

CONSUMER DISCRETIONARY - 13.6%
Automobiles - 0.0%
Thor Industries, Inc. (e)	7,700	820,281
Hotels, Restaurants & Leisure - 1.5%
Churchill Downs, Inc.	47,872	6,374,157
Eldorado Resorts, Inc. (a)	5,800	232,348
Marriott International, Inc. Class A	127,800	10,956,294
Penn National Gaming, Inc. (a)	87,000	2,656,980
Starbucks Corp.	190,205	13,997,186
		34,216,965
Household Durables - 0.6%
Lennar Corp. Class A	140,500	8,657,610
NVR, Inc. (a)	1,290	4,203,788
		12,861,398
Internet & Direct Marketing Retail - 7.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	79,987	17,253,196
Amazon.com, Inc. (a)	46,883	129,341,758
eBay, Inc.	116,300	6,099,935
JD.com, Inc. sponsored ADR (a)	35,700	2,148,426
MercadoLibre, Inc. (a)	2,100	2,070,117
Pinduoduo, Inc. ADR (a)	132,000	11,330,880
The Booking Holdings, Inc. (a)	2,564	4,082,760
		172,327,072
Leisure Products - 0.1%
BRP, Inc.	14,600	622,672
New Academy Holding Co. LLC unit (a)(c)(d)(f)	60,000	1,897,800
		2,520,472
Multiline Retail - 1.0%
Dollar General Corp.	98,152	18,698,938
Dollar Tree, Inc. (a)	33,600	3,114,048
		21,812,986
Specialty Retail - 1.6%
Burlington Stores, Inc. (a)	1,900	374,167
Dick's Sporting Goods, Inc.	9,700	400,222
The Home Depot, Inc.	98,650	24,712,812
TJX Companies, Inc.	202,225	10,224,496
		35,711,697
Textiles, Apparel & Luxury Goods - 1.0%
Aritzia LP (a)	4,500	63,012
Moncler SpA	51,000	1,950,441
NIKE, Inc. Class B	177,300	17,384,265
Tory Burch LLC (a)(b)(c)(d)	28,846	1,755,551
		21,153,269

TOTAL CONSUMER DISCRETIONARY		301,424,140

CONSUMER STAPLES - 4.4%
Beverages - 1.4%
Keurig Dr. Pepper, Inc.	127,300	3,615,320
Monster Beverage Corp. (a)	276,894	19,194,292
The Coca-Cola Co.	185,798	8,301,455
		31,111,067
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	44,898	13,613,523
Kroger Co.	183,166	6,200,169
Performance Food Group Co. (a)	109,600	3,193,744
Sysco Corp.	34,800	1,902,168
U.S. Foods Holding Corp. (a)	48,100	948,532
Walmart, Inc.	163,372	19,568,698
		45,426,834
Food Products - 0.4%
Beyond Meat, Inc. (a)(e)	17,600	2,358,048
Mondelez International, Inc.	117,243	5,994,635
		8,352,683
Household Products - 0.2%
Clorox Co.	19,900	4,365,463
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	25,804	4,868,699
Tobacco - 0.1%
Swedish Match Co. AB	32,100	2,256,391

TOTAL CONSUMER STAPLES		96,381,137

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Cabot Oil & Gas Corp.	521,900	8,966,242
Hess Corp.	108,114	5,601,386
Noble Energy, Inc.	15,300	137,088
Reliance Industries Ltd.	239,181	5,395,305
Reliance Industries Ltd. (a)	15,945	168,346
Reliance Industries Ltd. sponsored GDR (g)	87,300	4,033,260
		24,301,627
FINANCIALS - 8.3%
Banks - 3.1%
Bank of America Corp.	1,018,080	24,179,400
JPMorgan Chase & Co.	256,094	24,088,202
M&T Bank Corp.	20,900	2,172,973
Truist Financial Corp.	14,177	532,346
Wells Fargo & Co.	649,315	16,622,464
		67,595,385
Capital Markets - 3.7%
BlackRock, Inc. Class A	13,600	7,399,624
CME Group, Inc.	68,819	11,185,840
London Stock Exchange Group PLC	104,282	10,844,827
Moody's Corp.	63,062	17,325,023
Morningstar, Inc.	45,013	6,345,483
MSCI, Inc.	19,500	6,509,490
S&P Global, Inc.	54,087	17,820,585
The Blackstone Group LP	12,200	691,252
Tradeweb Markets, Inc. Class A	28,300	1,645,362
XP, Inc. Class A (a)	55,900	2,348,359
		82,115,845
Consumer Finance - 0.1%
Capital One Financial Corp.	42,500	2,660,075
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. Class B (a)	86,506	15,442,186
KKR Renaissance Co-Invest LP unit (a)(c)	19,452	6,702,790
		22,144,976
Insurance - 0.4%
Arthur J. Gallagher & Co.	26,200	2,554,238
Progressive Corp.	45,800	3,669,038
RenaissanceRe Holdings Ltd.	10,900	1,864,227
		8,087,503

TOTAL FINANCIALS		182,603,784

HEALTH CARE - 17.0%
Biotechnology - 3.9%
AbbVie, Inc.	154,137	15,133,171
Acceleron Pharma, Inc. (a)	58,613	5,584,061
Alexion Pharmaceuticals, Inc. (a)	73,900	8,294,536
Argenx SE ADR (a)	4,961	1,117,366
Biogen, Inc. (a)	12,796	3,423,570
Forma Therapeutics Holdings, Inc.	10,500	488,145
Insmed, Inc. (a)	21,000	578,340
Neurocrine Biosciences, Inc. (a)	14,100	1,720,200
Regeneron Pharmaceuticals, Inc. (a)	65,982	41,149,674
Revolution Medicines, Inc.	6,000	189,420
Sarepta Therapeutics, Inc. (a)	2,900	464,986
Vertex Pharmaceuticals, Inc. (a)	26,072	7,568,962
		85,712,431
Health Care Equipment & Supplies - 3.9%
Becton, Dickinson & Co.	54,600	13,064,142
Boston Scientific Corp. (a)	191,937	6,738,908
Danaher Corp.	132,921	23,504,420
DexCom, Inc. (a)	19,328	7,835,571
Hologic, Inc. (a)	45,700	2,604,900
Intuitive Surgical, Inc. (a)	26,382	15,033,255
Masimo Corp. (a)	62,991	14,361,318
Quidel Corp. (a)	12,400	2,774,376
		85,916,890
Health Care Providers & Services - 3.4%
1Life Healthcare, Inc. (a)(e)	61,800	2,244,576
Centene Corp. (a)	267,070	16,972,299
Cigna Corp.	103,806	19,479,196
UnitedHealth Group, Inc.	127,258	37,534,747
		76,230,818
Life Sciences Tools & Services - 1.6%
10X Genomics, Inc. (a)	50,800	4,536,948
Bruker Corp.	254,057	10,335,039
Thermo Fisher Scientific, Inc.	58,204	21,089,637
		35,961,624
Pharmaceuticals - 4.2%
AstraZeneca PLC sponsored ADR	265,000	14,015,850
Eli Lilly & Co.	174,074	28,579,469
Roche Holding AG (participation certificate)	15,332	5,311,764
Royalty Pharma PLC	37,200	1,806,060
Sanofi SA sponsored ADR	606,859	30,980,152
Zoetis, Inc. Class A	82,603	11,319,915
		92,013,210

TOTAL HEALTH CARE		375,834,973

INDUSTRIALS - 7.5%
Aerospace & Defense - 1.7%
Lockheed Martin Corp.	52,900	19,304,268
Northrop Grumman Corp.	57,006	17,525,925
		36,830,193
Airlines - 0.5%
Southwest Airlines Co.	319,100	10,906,838
Building Products - 0.2%
The AZEK Co., Inc.	11,600	369,576
Trane Technologies PLC	49,900	4,440,102
		4,809,678
Commercial Services & Supplies - 0.3%
Cintas Corp.	8,300	2,210,788
Copart, Inc.(a)	45,000	3,747,150
		5,957,938
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	30,683	2,601,918
Electrical Equipment - 1.4%
AMETEK, Inc.	155,776	13,921,701
Generac Holdings, Inc. (a)	48,900	5,962,377
Rockwell Automation, Inc.	56,800	12,098,400
		31,982,478
Industrial Conglomerates - 0.4%
General Electric Co.	994,763	6,794,231
Roper Technologies, Inc.	3,900	1,514,214
		8,308,445
Machinery - 0.4%
Caterpillar, Inc.	54,993	6,956,615
ITT, Inc.	21,600	1,268,784
		8,225,399
Professional Services - 1.0%
Equifax, Inc.	55,700	9,573,716
Experian PLC	197,860	6,944,659
IHS Markit Ltd.	87,375	6,596,813
		23,115,188
Road & Rail - 1.5%
Lyft, Inc. (a)	137,100	4,525,671
Uber Technologies, Inc. (a)	339,472	10,550,790
Union Pacific Corp.	110,156	18,624,075
		33,700,536

TOTAL INDUSTRIALS		166,438,611

INFORMATION TECHNOLOGY - 29.7%
IT Services - 5.7%
Accenture PLC Class A	71,550	15,363,216
Adyen BV (a)(g)	3,682	5,359,130
Black Knight, Inc. (a)	111,807	8,112,716
Fidelity National Information Services, Inc.	189,240	25,375,192
Global Payments, Inc.	26,939	4,569,393
GoDaddy, Inc. (a)	13,800	1,011,954
MasterCard, Inc. Class A	120,504	35,633,033
MongoDB, Inc. Class A (a)	4,282	969,188
Square, Inc. (a)	42,800	4,491,432
VeriSign, Inc. (a)	10,700	2,213,081
Visa, Inc. Class A	115,557	22,322,146
		125,420,481
Semiconductors & Semiconductor Equipment - 7.9%
Advanced Micro Devices, Inc. (a)	99,300	5,224,173
Analog Devices, Inc.	55,843	6,848,586
ASML Holding NV	60,335	22,205,090
KLA-Tencor Corp.	23,100	4,492,488
Lam Research Corp.	46,016	14,884,335
Marvell Technology Group Ltd.	655,709	22,989,158
MediaTek, Inc.	182,000	3,581,971
Micron Technology, Inc. (a)	220,100	11,339,552
NVIDIA Corp.	111,925	42,521,427
NXP Semiconductors NV	183,634	20,941,621
Qualcomm, Inc.	154,409	14,083,645
SolarEdge Technologies, Inc. (a)	7,600	1,054,728
Universal Display Corp.	6,400	957,568
Xilinx, Inc.	37,000	3,640,430
		174,764,772
Software - 11.1%
Adobe, Inc. (a)	69,295	30,164,806
Aspen Technology, Inc. (a)	40,727	4,219,724
Cloudflare, Inc. (a)	37,746	1,356,969
Dynatrace, Inc.	48,500	1,969,100
HubSpot, Inc. (a)	9,800	2,198,630
LivePerson, Inc. (a)	48,500	2,009,355
Microsoft Corp.	824,934	167,882,315
Salesforce.com, Inc. (a)	176,592	33,080,979
Zoom Video Communications, Inc. Class A (a)	8,733	2,214,165
		245,096,043
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	284,200	103,676,160
Samsung Electronics Co. Ltd.	154,670	6,864,108
		110,540,268

TOTAL INFORMATION TECHNOLOGY		655,821,564

MATERIALS - 4.2%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	35,541	8,581,730
Albemarle Corp. U.S.	10,100	779,821
DuPont de Nemours, Inc.	246,100	13,075,293
Sherwin-Williams Co.	22,252	12,858,318
The Chemours Co. LLC	113,700	1,745,295
		37,040,457
Containers & Packaging - 0.5%
Avery Dennison Corp.	100,662	11,484,528
Metals & Mining - 2.0%
Barrick Gold Corp.	1,060,094	28,558,932
Franco-Nevada Corp.	10,599	1,480,628
Newmont Corp.	232,500	14,354,550
		44,394,110

TOTAL MATERIALS		92,919,095

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp.	100,563	25,999,558
Crown Castle International Corp.	78,710	13,172,119
Simon Property Group, Inc.	102,700	7,022,626
		46,194,303
UTILITIES - 0.9%
Electric Utilities - 0.9%
NextEra Energy, Inc.	80,385	19,306,065
TOTAL COMMON STOCKS
(Cost $1,530,419,632)		2,198,965,051

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Topgolf International, Inc. Series F (a)(c)(d)	78,650	973,687
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Yanka Industries, Inc. Series E (c)(d)	165,574	2,000,001
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $3,088,006)		2,973,688

Money Market Funds - 0.5%
Fidelity Cash Central Fund 0.12% (h)	6,857,972	6,859,344
Fidelity Securities Lending Cash Central Fund 0.12% (h)(i)	2,993,714	2,994,014
TOTAL MONEY MARKET FUNDS
(Cost $9,853,358)		9,853,358
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,543,360,996)		2,211,792,097
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,322,350)
NET ASSETS - 100%		$2,209,469,747

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,339,968 or 0.8% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,392,390 or 0.4% of net assets.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$2,549,197
New Academy Holding Co. LLC unit	8/1/11	$6,324,000
Topgolf International, Inc. Series F	11/10/17	$1,088,005
Tory Burch LLC	5/14/15	$2,039,212
WME Entertainment Parent, LLC Class A	8/16/16	$4,999,999
Yanka Industries, Inc. Series E	5/15/20	$2,000,001

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$332,473
Fidelity Securities Lending Cash Central Fund	58,573
Total	$391,046

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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